Statements of Net Assets Available for Benefits - EBP Represented Employee - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments in Master Trust at fair value	$ 2,037,583,460	$ 1,719,787,642
Investments in Master Trust at contract value	278,390,524	297,956,481
Notes receivable from participants	70,462,332	64,510,476
Contributions receivable – employer	9,530,337	8,559,292
Total assets	2,395,966,653	2,090,813,891
Liabilities:
Accrued administrative expenses	187,370	207,134
Net assets available for benefits	$ 2,395,779,283	$ 2,090,606,757